Stock-Based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Stock-Based Compensation Plans
Effect on net income	$ 4,453	$ 5,508	$ 8,819	$ 9,277
Cost of revenues
Stock-Based Compensation Plans
Effect on net income	375	386	692	652
Sales and marketing
Stock-Based Compensation Plans
Effect on net income	1,487	1,768	2,867	2,980
Research and development
Stock-Based Compensation Plans
Effect on net income	679	740	1,219	1,235
General and administrative
Stock-Based Compensation Plans
Effect on net income	$ 1,912	$ 2,614	$ 4,041	$ 4,410